ACCOUNTS RECEIVABLE, NET - Allowance for doubtful accounts including both account receivables due from third parties and related parties (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movement of the allowance for doubtful accounts
Balance at the beginning of the year	¥ 21,703,425	¥ 18,218,164	¥ 19,048,819
Additions charged to (reversal of) bad debt expense	15,900,706	8,071,880	(830,655)
Write-off		(4,586,619)
Balance at the end of the year	37,604,131	21,703,425	18,218,164
Balance at the beginning of the year	657,999	1,033,769
Additions charged to (reversal of) bad debt expense	(160,781)	(375,770)	1,033,769
Balance at the end of the year	¥ 497,218	¥ 657,999	¥ 1,033,769